Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.56%
Australia–1.21%
CSL Ltd.	29,899	$6,305,019
Belgium–0.21%
Galapagos N.V.(a)	20,864	1,091,418
Canada–4.46%
Alimentation Couche-Tard, Inc., Class B	201,470	7,708,224
CAE, Inc.(a)	232,458	6,944,742
Dollarama, Inc.	101,400	4,398,323
Shopify, Inc., Class A(a)	3,148	4,272,939
		23,324,228
Denmark–2.90%
Ascendis Pharma A/S, ADR(a)	23,083	3,679,199
Novo Nordisk A/S, Class B	119,200	11,465,261
		15,144,460
France–15.65%
Adevinta ASA, Class B(a)	231,873	3,967,644
Airbus SE(a)	62,669	8,228,134
Dassault Systemes SE	121,835	6,387,408
Edenred	88,881	4,787,195
EssilorLuxottica S.A.	15,675	2,997,319
Hermes International	10,498	14,509,041
Kering S.A.	6,463	4,596,653
L’Oreal S.A.	12,599	5,199,888
LVMH Moet Hennessy Louis Vuitton SE	15,335	10,965,507
Sartorius Stedim Biotech	14,858	8,293,478
SEB S.A.	22,750	3,207,829
Worldline S.A.(a)(b)	113,797	8,682,272
		81,822,368
Germany–5.76%
CTS Eventim AG & Co. KGaA(a)	99,652	7,540,220
Hypoport SE(a)	1,564	1,055,430
Infineon Technologies AG	187,731	7,717,461
SAP SE	19,019	2,576,573
Siemens AG	25,757	4,233,856
Siemens Healthineers AG(b)	107,556	6,998,681
		30,122,221
Hong Kong–0.07%
WH Group Ltd.	541,610	385,296
India–3.45%
Dr Lal PathLabs Ltd.(b)	95,154	4,665,358
Reliance Industries Ltd.	395,899	13,388,273
		18,053,631
Ireland–2.26%
Flutter Entertainment PLC(a)	60,112	11,800,689
Italy–1.63%
Davide Campari-Milano N.V.	606,402	8,536,355
Japan–9.06%
Benefit One, Inc.	63,300	2,988,769
Shares		Value
Japan–(continued)
Daikin Industries Ltd.	35,300	$7,592,630
Hitachi Ltd.	59,500	3,527,982
Hoya Corp.	31,493	4,925,440
Keyence Corp.	13,924	8,343,053
Kobe Bussan Co. Ltd.	130,900	4,273,658
Nidec Corp.	62,300	6,911,264
Nihon M&A Center Holdings, Inc.	205,000	6,040,839
Nitori Holdings Co. Ltd.	14,100	2,773,924
		47,377,559
Netherlands–6.42%
Aalberts N.V.	118,893	6,789,625
Adyen N.V.(a)(b)	3,146	8,747,644
ASML Holding N.V.	20,910	15,424,727
Boskalis Westminster	8,533	258,421
Shop Apotheke Europe N.V.(a)(b)	15,931	2,355,990
		33,576,407
New Zealand–1.10%
Xero Ltd.(a)	57,385	5,718,762
Spain–1.34%
Amadeus IT Group S.A.(a)	89,660	5,889,991
Prosegur Cash S.A.(b)	1,374,994	1,104,495
		6,994,486
Sweden–6.35%
Atlas Copco AB, Class A	137,754	8,356,200
Epiroc AB, Class A	480,704	9,908,442
SKF AB, Class B	300,809	7,079,479
Swedish Match AB	893,849	7,839,155
		33,183,276
Switzerland–6.31%
Barry Callebaut AG	2,102	4,755,627
IWG PLC(a)	1,022,241	3,988,021
Lonza Group AG	4,652	3,485,236
Sika AG	24,189	7,650,859
STMicroelectronics N.V.	91,105	3,971,949
Temenos AG	16,379	2,224,398
VAT Group AG(b)	14,328	5,644,710
Zur Rose Group AG(a)	3,169	1,257,688
		32,978,488
Taiwan–1.99%
Taiwan Semiconductor Manufacturing Co. Ltd.	504,000	10,393,007
United Kingdom–16.84%
Alphawave IP Group PLC(a)	489,862	1,526,744
boohoo Group PLC(a)	1,736,260	5,074,831
Britvic PLC	429,635	5,138,304
Ceres Power Holdings PLC(a)	190,646	2,763,886
Compass Group PLC(a)	374,997	7,672,555
ConvaTec Group PLC(b)	1,033,195	3,006,557
Electrocomponents PLC	263,914	3,797,199
Entain PLC(a)	399,104	11,424,732
Legal & General Group PLC	1,007,426	3,804,320

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United Kingdom–(continued)
London Stock Exchange Group PLC	78,332	$7,825,955
Melrose Industries PLC	3,163,396	7,320,122
Next PLC	94,330	10,344,820
Ocado Group PLC(a)	376,878	8,382,275
Rightmove PLC	613,941	5,631,649
Trainline PLC(a)(b)	913,349	4,318,692
		88,032,641
United States–9.55%
Atlassian Corp. PLC, Class A(a)	17,753	6,948,879
EPAM Systems, Inc.(a)	20,978	11,967,530
Ferguson PLC	43,380	6,013,459
James Hardie Industries PLC, CDI	279,482	10,024,718
Medtronic PLC	35,003	4,387,626
ResMed, Inc.	40,133	10,577,052
		49,919,264
Total Common Stocks & Other Equity Interests (Cost $269,788,533)		504,759,575
Shares		Value
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	$16,558
Money Market Funds–3.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,820,469	5,820,469
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	4,077,104	4,078,735
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,651,965	6,651,965
Total Money Market Funds (Cost $16,551,169)		16,551,169
TOTAL INVESTMENTS IN SECURITIES—99.73% (Cost $286,339,702)		521,327,302
OTHER ASSETS LESS LIABILITIES–0.27%		1,434,956
NET ASSETS–100.00%		$522,762,258
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $45,524,399, which represented 8.71% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,150,830	$32,060,799	$(29,391,160)	$-	$-	$5,820,469	$827
Invesco Liquid Assets Portfolio, Institutional Class	2,250,059	22,900,571	(21,072,119)	143	81	4,078,735	343
Invesco Treasury Portfolio, Institutional Class	3,600,948	36,640,913	(33,589,896)	-	-	6,651,965	356
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,167,080	(1,167,080)	-	-	-	3*
Invesco Private Prime Fund	-	2,075,824	(2,075,824)	-	-	-	76*
Total	$9,001,837	$94,845,187	$(87,296,079)	$143	$81	$16,551,169	$1,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,305,019	$—	$6,305,019
Belgium	1,091,418	—	—	1,091,418
Canada	23,324,228	—	—	23,324,228
Denmark	3,679,199	11,465,261	—	15,144,460
France	—	81,822,368	—	81,822,368
Germany	—	30,122,221	—	30,122,221
Hong Kong	—	385,296	—	385,296
India	16,558	18,053,631	—	18,070,189
Ireland	—	11,800,689	—	11,800,689
Italy	—	8,536,355	—	8,536,355
Japan	—	47,377,559	—	47,377,559
Netherlands	—	33,576,407	—	33,576,407
New Zealand	—	5,718,762	—	5,718,762
Spain	—	6,994,486	—	6,994,486
Sweden	—	33,183,276	—	33,183,276
Switzerland	—	32,978,488	—	32,978,488
Taiwan	—	10,393,007	—	10,393,007
United Kingdom	—	88,032,641	—	88,032,641
United States	33,881,087	16,038,177	—	49,919,264
Money Market Funds	16,551,169	—	—	16,551,169
Total Investments	$78,543,659	$442,783,643	$—	$521,327,302
Invesco Oppenheimer V.I. International Growth Fund